VARIABLE INTEREST ENTITIES ("VIE") - Summary of the Sale and Leaseback Arrangement (Details) - Variable Interest Entity, Primary Beneficiary $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
Sales value	$ 204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	142.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	142.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	142.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	142.7
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Sales value	254.6
First repurchase option	194.1
Repurchase obligation at end of lease term	$ 101.8